FUND ADMINISTRATION TRUST FOR INVESTMENT WORKS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Management Trust [Abstract]
Contributions	$ 576,786	$ 602,730	$ 557,547